Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable
Schedule of accounts receivable

	Notes	June 30, 2026	December 31, 2025
Receivables from contracts with customers
Third parties
Iron Ore Solutions		1,354	1,276
Vale Base Metals		1,167	944
Other		12	16
Related parties	29(b)	136	115
Accounts receivable		2,669	2,351
Expected credit loss		(55)	(54)
Accounts receivable, net		2,614	2,297

Schedule of sensitivity of the company's risk on final settlement

	June 30, 2026
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on revenue (US$ million)
Iron ore	20,630	99	+-10%	+- 204
Copper	86	13,301	+-10%	+- 115